ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR	12 Months Ended
Dec. 31, 2023
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Assets held for sale and Non-current assets sold during the year
NOTE 27 – ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
During 2023, TORM sold and delivered eight vessels for a total consideration of USD 166.4m. The vessels sold and delivered to new owners during 2023 had a carrying value of USD 111.4m. After deducting related bunker cost, the sales resulted in a profit of USD 50.4m which are recognized in the income statement for 2023. Additionally, TORM sold three vessels with a carrying value of USD 47.2m classified as assets held for sale at the end of 2023 as the vessels were not yet delivered to new owners.
During 2022, TORM sold seven vessels. All the vessels sold in 2022 and one vessel sold in 2021 were delivered to the new owners to a total consideration of USD 106.6m. The vessels sold and delivered to the new owners during 2022 had a carrying value of USD 93.8m. The sales resulted in an impairment loss of USD 2.6m and a profit of USD 10.2m which are recognized in the income statement for 2022.
During 2021, TORM sold and delivered one vessel for a total consideration of USD 10.0m. The vessels sold and delivered to the new owners during 2021 had a carrying value of USD 10.3m. Additionally, TORM sold one vessel with a carrying value of USD 13.2m classified as assets held for sale at the end of 2021 as the vessel was not yet delivered to new owners. The vessel was subsequently delivered during 2022. The sales resulted in an impairment loss on tangible assets of USD 4.6m